Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 238	$ 2,420	$ 3,781	$ 2,849	$ 1,754
Cost of revenue	173	1,284	2,004	1,201	488
Gross profit	65	1,136	1,777	1,648	1,266
Selling, general, and administrative expenses	52,802	26,905	82,166	50,902	46,886
Research and development expenses	71,432	61,591	132,873	117,932	93,085
Operating loss	(124,169)	(87,360)	(213,262)	(167,186)	(138,705)
Interest income	1,683	750	2,297	633	241
Interest expense	(17)	(2)	(36)	(10)	(21)
Other income	49	37	128	28,571	453
Loss before income taxes	(122,454)	(86,575)	(210,873)	(137,992)	(138,032)
Income tax (benefit) expense	(6)	86	62	147	155
Net loss	(122,448)	(86,661)	(210,935)	(138,139)	(138,187)
Other comprehensive loss:
Foreign currency translation adjustment	(54)	(21)	(23)	(52)	(21)
Total comprehensive loss for the year	$ (122,502)	$ (86,682)	$ (210,958)	$ (138,191)	$ (138,208)
Net loss per share:
Basic and diluted (in dollars per share)	$ (0.59)	$ (0.45)	$ (1.09)	$ (0.71)	$ (0.71)
Weighted-average shares outstanding:
Basic and diluted (in shares)	207,097,047	193,663,150	194,378,154	193,663,150	193,663,150